3. FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Warrants	$ (1,420)	$ (2,606)
Warrants Distributor Debt
Warrants	(114)
Warrants Senior Secured Debt
Warrants	(1,306)
Level 1
Warrants	0	0
Level 1 | Warrants Distributor Debt
Warrants	0
Level 1 | Warrants Senior Secured Debt
Warrants	0
Level 1 | Series C Warrants
Warrants		0
Level 1 | Series B Warrants
Warrants		0
Level 2
Warrants	0	0
Level 2 | Warrants Distributor Debt
Warrants	0
Level 2 | Warrants Senior Secured Debt
Warrants	0
Level 2 | Series C Warrants
Warrants		0
Level 2 | Series B Warrants
Warrants		0
Level 3
Warrants	(1,420)	(2,606)
Level 3 | Warrants Distributor Debt
Warrants	(114)
Level 3 | Warrants Senior Secured Debt
Warrants	$ (1,306)
Level 3 | Series C Warrants
Warrants		(1,145)
Level 3 | Series B Warrants
Warrants		(1,461)
Series C Warrants
Warrants		(1,145)
Series B Warrants
Warrants		$ (1,461)